Borrowing Arrangements - Notes balances (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowing Arrangements
Total notes payable		$ 22,302	$ 6,500
Add: accretion of final interest payable		243
Less: loan payable, current		(10,486)	(1,978)
Less: unamortized debt discount		(708)	(104)
Total loan payable, noncurrent		11,351	4,418
TEMPO AUTOMATION INC
Borrowing Arrangements
Total notes payable		22,302
Add: accretion of final interest payable		243
Less: loan payable, current		(10,486)	(1,978)
Less: unamortized debt discount		(708)
Total loan payable, noncurrent	$ 880	11,351	$ 4,418
LSA Tranche 1.1 | TEMPO AUTOMATION INC
Borrowing Arrangements
Total notes payable		10,000
Add: accretion of final interest payable		108
Less: loan payable, current		(9,702)
Less: unamortized debt discount		(406)
LSA Tranche 1.2 | TEMPO AUTOMATION INC
Borrowing Arrangements
Total notes payable		10,000
Add: accretion of final interest payable		79
Less: unamortized debt discount		(218)
Total loan payable, noncurrent		9,861
SQN Equipment Loan | TEMPO AUTOMATION INC
Borrowing Arrangements
Total notes payable	1,688	2,302
Add: accretion of final interest payable	93	56
Less: loan payable, current		(784)
Less: unamortized debt discount	(49)	(84)
Total loan payable, noncurrent	$ 880	$ 1,490